UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

This filing lists securities holdings reported on the Form 13F filed on June 30, 2001 pursuant to a request for confidential treatment and for which that confidential treatment expired on March 31, 2002.

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [ X ]; Amendment Number:    3
   This Amendment (Check only one.):    [  ] is a restatement.
                                        [X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        T. Rowe Price Associates, Inc.
Address:     100 East Pratt Street
             Baltimore, Maryland  21202

Form 13F File Number:  28-115
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Henry H. Hopkins
Title:    Managing Director
Phone:    410-345-6603

Signature, Place, and Date of Signing:


        /S/ Henry H. Hopkins     Baltimore, Maryland     May 15, 2002
              [Signature]            [City, State]           [Date]

Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      NONE


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                                  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 5

Form 13F Information Table Value Total: 30,972

List of Other Included Managers: NONE












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

                                                           FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT OTH      VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MGR   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --- -------- -------- --------
BERKSHIRE HATHAWAY INC.        COMM STK         084670108    19015      263 SH       SOLE               3        0      260
CALPINE CORPORATION            COMM STK         131347106     5114   135300 SH       SOLE           33600        0   101700
CORVAS INTL. INC.              COMM STK         221005101     2304   195600 SH       SOLE           56200        0   139400
ERIE INDEMNITY                 COMM STK         29530P102     1550    52100 SH       SOLE           12100        0    40000
ORCHID BIOSCIENCES INC.        COMM STK         68571P100     2989   390700 SH       SOLE           45100        0   345600

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